Annual Fund Operating Expenses - ProShares Bitcoin Strategy ETF - None	Oct. 15, 2021
Operating Expenses:
Management Fees	0.95%
Other Expenses	none	[1]
Total Annual Fund Operating Expenses	0.95%

[1]	“Other Expenses” are estimated.